As filed with the Securities and Exchange Commission on September 24, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

David H. Van Slooten
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  July 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2009 - (Unaudited)

Shares		Value

	COMMON STOCKS - 95.7%
	Consumer Discretionary - 15.9%
25,000	Amazon.com, Inc. (a)	$2,144,000
65,100	Bed Bath & Beyond, Inc. (a)	2,262,225
214,600	CarMax, Inc. (a)	3,461,498
145,400	Collective Brands, Inc. (a)	2,314,768
58,600	DIRECTV Group, Inc. (The) (a)	1,517,740
199,300	Dress Barn, Inc. (a)	3,107,087
29,700	Kohl's Corp. (a)	1,441,935
65,200	Mattel, Inc.	1,146,216
8,100	Men's Wearhouse, Inc.	175,041
53,900	Sony Corp. - ADR	1,507,044
84,750	TJX Cos, Inc.	3,070,493
50,000	Walt Disney Co. (The)	1,256,000
60,900	Whirlpool Corp.	3,476,781
		26,880,828
	Consumer Staples - 0.6%
18,600	Procter & Gamble Co.	1,032,486

	Energy - 6.3%
13,000	ConocoPhillips	568,230
18,600	EnCana Corp.	997,890
35,800	EOG Resources, Inc.	2,650,274
33,800	National Oilwell Varco, Inc. (a)	1,214,772
11,200	Noble Energy, Inc.	684,544
79,600	Plains Exploration & Production Co. (a)	2,280,540
41,334	Schlumberger Ltd.	2,211,369
		10,607,619
	Financials - 4.6%
586	Berkshire Hathaway, Inc. - Class B (a)	1,863,773
27,900	Chubb Corp.	1,288,422
103,900	Discover Financial Services	1,234,332
170,550	Marsh & McLennan Cos, Inc.	3,482,631
		7,869,158
	Health Care - 29.7%
75,000	Affymetrix, Inc. (a)	663,000
98,200	Amgen, Inc. (a)	6,118,842
69,900	Biogen Idec, Inc. (a)	3,323,745
293,400	Boston Scientific Corp. (a)	3,151,116
222,600	Eli Lilly & Co.	7,766,514
79,100	GlaxoSmithKline PLC - ADR	3,028,739
23,300	Johnson & Johnson	1,418,737
161,500	Medtronic, Inc.	5,720,330
127,850	Novartis AG - ADR	5,832,517
42,600	Roche Holding AG - CHF	6,716,979
17,000	Sanofi-Aventis - ADR	554,880
84,400	Waters Corp. (a)	4,241,100
37,400	Wyeth	1,740,970
		50,277,469

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2009 - (Unaudited)

Shares	Value

	Industrials - 14.5%
23,800	Alaska Air Group, Inc. (a)	$548,828
50,000	Alexander & Baldwin, Inc.	1,461,000
231,500	AMR Corp. (a)	1,238,525
80,400	Boeing Co.	3,449,964
22,000	Caterpillar, Inc.	969,320
6,500	Deere & Co.	284,310
14,400	FedEx Corp.	976,896
90,300	Honeywell International, Inc.	3,133,410
24,400	JetBlue Airways Corp. (a)	124,684
77,100	McDermott International, Inc. (a)	1,506,534
5,200	Norfolk Southern Corp.	224,900
27,800	Pall Corp.	836,224
55,800	Rockwell Automation, Inc.	2,310,678
377,000	Southwest Airlines Co.	2,959,450
1,900	Thomas & Betts Corp. (a)	50,616
20,000	Union Pacific Corp.	1,150,400
62,000	United Parcel Service, Inc.	3,331,260
		24,556,999
	Information Technology - 18.7%
19,250	Accenture Ltd. - Class A	675,098
121,700	Applied Materials, Inc.	1,679,460
64,821	ASML Holding N.V. - ADR	1,685,994
45,600	Corning, Inc.	775,200
240,600	EMC Corp. (a)	3,623,436
1,000	Google, Inc. (a)	443,050
25,400	Hewlett-Packard Co.	1,099,820
63,800	Intel Corp.	1,228,150
44,400	Intersil Corp.	638,028
51,900	Intuit, Inc. (a)	1,541,430
30,100	KLA-Tencor Corp.	959,588
214,000	L.M. Ericsson Telephone Co. - ADR	2,080,080
126,400	Microsoft Corp.	2,972,928
101,900	Motorola, Inc.	729,604
56,900	NeuStar, Inc. - Class A (a)	1,290,492
56,800	NVIDIA Corp. (a)	734,424
84,500	Oracle Corp.	1,869,985
21,000	Research In Motion Ltd. (a)	1,596,000
115,700	Symantec Corp. (a)	1,727,401
126,600	Texas Instruments, Inc.	3,044,730
43,600	Xilinx, Inc.	945,684
25,000	Yahoo!, Inc. (a)	358,000
		31,698,582
	Materials - 5.1%
8,725	Domtar Corp. (a)	165,425
22,300	Freeport-McMoRan Copper & Gold, Inc.	1,344,690
29,000	Monsanto Co.	2,436,000
30,000	Newmont Mining Corp.	1,240,500
19,400	Potash Corp. of Saskatchewan	1,804,394
7,700	Praxair, Inc.	601,986
23,600	Vulcan Materials Co.	1,120,528
		8,713,523

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2009 - (Unaudited)

Shares	Value

		Telecommunication Services - 0.3%
	106,850	Sprint Nextel Corp. (a)	$427,400
		TOTAL COMMON STOCKS
		(Cost $162,856,793)	$162,064,064

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 1.7%
	$2,813,313	Dreyfus Treasury Prime Cash Management	$2,813,313
		TOTAL SHORT TERM INVESTMENTS
		(Cost $2,813,313)	2,813,313
		TOTAL INVESTMENTS
		(Cost $165,670,106^) - 97.4%	164,877,377
		Other Assets in Excess of Liabilities - 2.6%	4,468,474
		TOTAL NET ASSETS - 100.0%	$169,345,851

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

	^ The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows:
		Cost of investments	$165,670,106
		Gross unrealized appreciation	18,640,472
		Gross unrealized depreciation	(19,433,201)
		Net unrealized depreciation	$(792,729)

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent semi-annual or annual report.

PRIMECAP Odyssey Stock Fund

FAS 157 - Summary of Fair Value Exposure at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Equity
Common Stock	$162,064,064	$162,064,064	$-	$-
Total Equity	$162,064,064	$162,064,064	$-	$-

Short-Term Investments	$2,813,313	$2,813,313	$-	$-

Total Investments in Securities	$164,877,377	$164,877,377	$-	$-

Other Financial Instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2009 - (Unaudited)

Shares		Value

	COMMON STOCKS - 92.5%
	Consumer Discretionary - 10.0%
250,000	99 Cents Only Stores (a)	$3,662,500
65,800	Amazon.com, Inc. (a)	5,643,008
213,600	Bed Bath & Beyond, Inc. (a)	7,422,600
717,000	CarMax, Inc. (a)	11,565,210
40,000	Carnival Corp.	1,119,600
78,800	DIRECTV Group, Inc. (The) (a)	2,040,920
357,900	Dress Barn, Inc. (a)	5,579,661
228,500	Gentex Corp.	3,420,645
55,850	Kohl's Corp. (a)	2,711,517
184,800	Mattel, Inc.	3,248,784
343,800	Quiksilver, Inc. (a)	739,170
312,100	Sony Corp. - ADR	8,726,316
134,650	TJX Cos, Inc.	4,878,370
		60,758,301
	Consumer Staples - 0.2%
22,200	Procter & Gamble Co.	1,232,322

	Energy - 5.3%
21,000	ConocoPhillips	917,910
51,400	EnCana Corp.	2,757,610
102,900	EOG Resources, Inc.	7,617,687
120,500	National Oilwell Varco, Inc. (a)	4,330,770
20,800	Noble Energy, Inc.	1,271,296
170,000	Oceaneering International, Inc. (a)	8,656,400
115,300	Schlumberger Ltd.	6,168,550
		31,720,223
	Financials - 3.3%
29,000	Bank of New York Mellon Corp. (The)	792,860
1,779	Berkshire Hathaway, Inc. - Class B (a)	5,658,109
59,600	Chubb Corp.	2,752,328
420,000	Marsh & McLennan Cos, Inc.	8,576,400
120,000	Progressive Corp. (The) (a)	1,869,600
		19,649,297
	Health Care - 34.0%
450,000	Abiomed, Inc. (a)	3,397,500
512,600	Accuray, Inc. (a)	3,593,326
281,000	Affymetrix, Inc. (a)	2,484,040
270,300	Amgen, Inc. (a)	16,842,393
156,300	Biogen Idec, Inc. (a)	7,432,065
274,900	BioMarin Pharmaceutical, Inc. (a)	4,511,109
453,900	Boston Scientific Corp. (a)	4,874,886
682,100	Cepheid, Inc. (a)	7,209,797
140,000	Cerner Corp. (a)	9,111,200
69,900	Charles River Laboratories International, Inc. (a)	2,311,593
1,081,600	Conceptus, Inc. (a)	18,160,064
188,000	Dendreon Corp. (a)	4,551,480
636,600	Eli Lilly & Co.	22,210,974
88,800	GlaxoSmithKline PLC - ADR	3,400,152
210,000	Illumina, Inc. (a)	7,589,400

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2009 - (Unaudited)

Shares	Value

51,700	Johnson & Johnson	$3,148,013
200,000	Kinetic Concepts, Inc. (a)	6,324,000
1,365,000	Medarex, Inc. (a)	21,662,550
396,000	Medtronic, Inc.	14,026,320
288,100	Micrus Endovascular Corp. (a)	2,595,781
260,800	Novartis AG - ADR	11,897,696
114,300	OraSure Technologies, Inc. (a)	324,612
112,100	Roche Holding AG - CHF	17,675,432
136,200	SurModics, Inc. (a)	3,045,432
146,500	Waters Corp. (a)	7,361,625
		205,741,440
	Industrials - 9.1%
819,000	AMR Corp. (a)	4,381,650
200,000	C. H. Robinson Worldwide, Inc.	10,906,000
136,000	Caterpillar, Inc.	5,992,160
147,865	Colfax Corp. (a)	1,400,282
140,000	Expeditors International Washington, Inc.	4,750,200
50,600	FedEx Corp.	3,432,704
284,550	JetBlue Airways Corp. (a)	1,454,050
139,100	McDermott International, Inc. (a)	2,718,014
67,800	Pall Corp.	2,039,424
33,100	Rockwell Automation, Inc.	1,370,671
1,342,900	Southwest Airlines Co.	10,541,765
113,300	United Parcel Service, Inc.	6,087,609
		55,074,529
	Information Technology - 29.5%
57,850	Accenture Ltd. - Class A	2,028,800
78,200	Adobe Systems, Inc. (a)	2,535,244
133,300	Akamai Technologies, Inc. (a)	2,191,452
320,000	Altera Corp.	5,980,800
289,300	Applied Materials, Inc.	3,992,340
282,544	ASML Holding N.V. - ADR	7,348,969
138,000	Avid Technology, Inc. (a)	1,690,500
134,300	Avocent Corp. (a)	2,082,993
30,000	Cisco Systems, Inc. (a)	660,300
198,800	Corning, Inc.	3,379,600
194,700	Cree, Inc. (a)	6,242,082
37,000	Cymer, Inc. (a)	1,265,770
783,700	EMC Corp. (a)	11,802,522
1,240,000	Flextronics International Ltd. (a)	6,596,800
529,700	FormFactor, Inc. (a)	12,209,585
36,460	Google, Inc. - Class A (a)	16,153,603
42,100	Hewlett-Packard Co.	1,822,930
185,500	Intel Corp.	3,570,875
170,000	Intersil Corp. - Class A	2,442,900
320,200	Intuit, Inc. (a)	9,509,940
88,800	KLA-Tencor Corp.	2,830,944
759,200	L.M. Ericsson Telephone Co. - ADR	7,379,424
49,000	McAfee, Inc. (a)	2,184,420
42,000	Micron Technology, Inc. (a)	268,380
244,900	Microsoft Corp.	5,760,048

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2009 - (Unaudited)

Shares	Value

	208,200	Motorola, Inc.	$1,490,712
	195,900	NeuStar, Inc. - Class A (a)	4,443,012
	500,000	Nuance Communications, Inc. (a)	6,600,000
	204,300	NVIDIA Corp. (a)	2,641,599
	231,100	Oracle Corp.	5,114,243
	70,000	QUALCOMM, Inc.	3,234,700
	379,800	Rambus, Inc. (a)	6,430,014
	73,750	Research In Motion Ltd. (a)	5,605,000
	151,800	SanDisk Corp. (a)	2,705,076
	171,400	Stratasys, Inc. (a)	2,704,692
	289,000	Symantec Corp. (a)	4,314,770
	301,000	Texas Instruments, Inc.	7,239,050
	22,900	Trimble Navigation Ltd. (a)	542,959
	158,300	Xilinx, Inc.	3,433,527
			178,430,575
		Materials - 0.9%
	32,400	Monsanto Co.	2,721,600
	37,150	Praxair, Inc.	2,904,387
			5,625,987
		Telecommunication Services - 0.2%
	292,450	Sprint Nextel Corp. (a)	1,169,800
		TOTAL COMMON STOCKS
		(Cost $596,067,036)	$559,402,474

	Principal
	Amount		Value
		SHORT TERM INVESTMENTS - 7.2%
	$43,512,137	Dreyfus Treasury Prime Cash Management	$43,512,137
		TOTAL SHORT TERM INVESTMENTS
		(Cost $43,512,137)	43,512,137
		TOTAL INVESTMENTS
		(Cost $639,579,173^) - 99.7%	602,914,611
		Other Assets in Excess of Liabilities - 0.3%	2,067,589
		TOTAL NET ASSETS - 100.0%	$604,982,200

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

	^ The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows:
		Cost of investments	$639,579,173
		Gross unrealized appreciation	51,016,128
		Gross unrealized depreciation	(87,680,690)
		Net unrealized depreciation	$(36,664,562)

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent semi-annual or annual report.

PRIMECAP Odyssey Growth Fund

FAS 157 - Summary of Fair Value Exposure at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Equity
Common Stock	$559,402,474	$559,402,474	$-	$-
Total Equity	$559,402,474	$559,402,474	$-	$-

Short-Term Investments	$43,512,137	$43,512,137	$-	$-

Total Investments in Securities	$602,914,611	$602,914,611	$-	$-

Other Financial Instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2009 - (Unaudited)

Shares		Value

	COMMON STOCKS - 93.6%
	Consumer Discretionary - 4.5%
63,000	Amazon.com, Inc. (a)	$5,402,880
293,400	CarMax, Inc. (a)	4,732,542
74,400	DIRECTV Group, Inc. (The) (a)	1,926,960
140,000	Gentex Corp.	2,095,800
229,000	Quiksilver, Inc. (a)	492,350
		14,650,532
	Consumer Staples - 7.1%
736,999	American Italian Pasta Co. - Class A (a)	23,185,988

	Energy - 3.1%
32,000	EOG Resources, Inc.	2,368,960
60,000	National Oilwell Varco, Inc. (a)	2,156,400
74,000	Oceaneering International, Inc. (a)	3,768,080
40,000	Range Resources Corp.	1,856,400
		10,149,840
	Financials - 1.9%
605,820	MarketAxess Holdings, Inc. (a)	6,336,877

	Health Care - 37.7%
794,673	Abiomed, Inc. (a)	5,999,781
290,000	Accuray, Inc. (a)	2,032,900
222,000	Affymetrix, Inc. (a)	1,962,480
65,000	Biogen Idec, Inc. (a)	3,090,750
390,300	BioMarin Pharmaceutical, Inc. (a)	6,404,823
670,700	Boston Scientific Corp. (a)	7,203,318
591,693	Cardica, Inc. (a)	1,082,798
1,113,700	Cepheid, Inc. (a)	11,771,809
50,900	Charles River Laboratories International, Inc. (a)	1,683,263
749,550	Conceptus, Inc. (a)	12,584,945
424,800	Dendreon Corp. (a)	10,284,408
1,150,000	Dyax Corp. (a)	4,358,500
60,000	ev3, Inc. (a)	736,200
198,500	Kinetic Concepts, Inc. (a)	6,276,570
1,662,400	Medarex, Inc. (a)	26,382,288
315,000	Micrus Endovascular Corp. (a)	2,838,150
452,600	OraSure Technologies, Inc. (a)	1,285,384
1,233,539	Pharmacyclics, Inc. (a)	1,652,942
76,300	Roche Holding AG - CHF	12,030,646
41,450	Sepracor, Inc. (a)	719,158
116,000	SurModics, Inc. (a)	2,593,760
		122,974,873
	Industrials - 7.1%
135,000	Alaska Air Group, Inc. (a)	3,113,100
900,000	AMR Corp. (a)	4,815,000
60,000	C. H. Robinson Worldwide, Inc.	3,271,800
384,800	Colfax Corp. (a)	3,644,056
495,425	JetBlue Airways Corp. (a)	2,531,622
53,000	Monster Worldwide, Inc. (a)	690,590
52,600	Pall Corp.	1,582,208

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2009 - (Unaudited)

Shares	Value

320,600	Southwest Airlines Co.	$2,516,710
90,000	US Airways Group, Inc. (a)	263,700
60,000	Vitran Corp, Inc. (a)	648,000
		23,076,786
	Information Technology - 31.6%
160,000	Akamai Technologies, Inc. (a)	2,630,400
340,000	Altera Corp.	6,354,600
283,288	ASML Holding N.V. - ADR	7,368,321
115,000	Avid Technology, Inc. (a)	1,408,750
205,000	Avocent Corp. (a)	3,179,550
145,600	Cree, Inc. (a)	4,667,936
96,500	Cymer, Inc. (a)	3,301,265
50,000	eBay, Inc. (a)	1,062,500
200,000	EMC Corp. (a)	3,012,000
200,000	FARO Technologies, Inc. (a)	3,540,000
493,800	FormFactor, Inc. (a)	11,382,090
17,100	Google, Inc. (a)	7,576,155
419,549	Guidance Software, Inc. (a)	1,674,001
93,800	Intermec, Inc. (a)	1,279,432
200,000	Intuit, Inc. (a)	5,940,000
165,300	KLA-Tencor Corp.	5,269,764
57,500	McAfee, Inc. (a)	2,563,350
40,000	Micron Technology, Inc. (a)	255,600
149,200	NeuStar, Inc. - Class A (a)	3,383,856
260,000	Nuance Communications, Inc. (a)	3,432,000
206,550	NVIDIA Corp. (a)	2,670,691
296,800	Rambus, Inc. (a)	5,024,824
46,900	Research In Motion Ltd. (a)	3,564,400
111,700	SanDisk Corp. (a)	1,990,494
214,300	SonicWALL, Inc. (a)	1,626,537
262,400	Stratasys, Inc. (a)	4,140,672
180,900	Symantec Corp. (a)	2,700,837
58,000	Trimble Navigation Ltd. (a)	1,375,180
25,000	Websense, Inc. (a)	370,000
25,000	Yahoo!, Inc. (a)	358,000
		103,103,205
	Materials - 0.3%
12,000	Monsanto Co.	1,008,000

	Telecommunication Services - 0.3%
296,700	Sprint Nextel Corp. (a)	1,186,800

	TOTAL COMMON STOCKS
	(Cost $315,087,746)	$305,672,901
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 6.3%
$20,562,185	Dreyfus Treasury Prime Cash Management	$20,562,185
	TOTAL SHORT TERM INVESTMENTS
	(Cost $20,562,185)	20,562,185

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2009 - (Unaudited)

Shares	Value

	TOTAL INVESTMENTS
	(Cost $335,649,931^) - 99.9%	326,235,086
	Other Assets in Excess of Liabilities - 0.1%	215,809
	TOTAL NET ASSETS - 100.0%	$326,450,895

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
CHF	Swiss Security.
(a)	Non Income Producing.

	^ The cost basis of investments for federal income tax purposes at July 31, 2009 was as follows:
	Cost of investments	$335,649,931
	Gross unrealized appreciation	48,986,821
	Gross unrealized depreciation	(58,401,666)
	Net unrealized depreciation	$(9,414,845)

	Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most
	recent semi-annual or annual report.

PRIMECAP Odyssey Aggressive Growth Fund

FAS 157 - Summary of Fair Value Exposure at July 31, 2009.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of July 31, 2009:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs
Equity
Common Stock	$305,672,901	$305,672,901	$-	$-
Total Equity	$305,672,901	$305,672,901	$-	$-

Short-Term Investments	$20,562,185	$20,562,185	$-	$-

Total Investments in Securities	$326,235,086	$326,235,086	$-	$-

Other Financial Instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PRIMECAP Odyssey Funds

By (Signature and Title)                      /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date                                                      9/22/09

By (Signature and Title)                      /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date                                                      9/22/09

By (Signature and Title)                      /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date                                                      9/22/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                      /s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date                                                      9/22/09

By (Signature and Title)                      /s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date                                                      9/22/09

By (Signature and Title)                      /s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date                                                      9/22/09

By (Signature and Title)                      /s/ David H. Van Slooten
David H. Van Slooten, Chief Financial Officer

Date                                                      9/22/09

* Print the name and title of each signing officer under his or her signature.